Earnings Per Share Earnings Per Share - Potential Common Shares Excluded in the Computation of Diluted Earnings Per Share Because They Would Have Been Antidilutive (Details) - shares shares in Millions
	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Equity plans
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares that could dilute basic earnings per share in the future (in shares)	60	18	7
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares that could dilute basic earnings per share in the future (in shares)	119	18	26